Acquisition of Subsidiaries: Business Acquisition, Pro Forma (Millenium) (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Business Acquisition, Pro Forma (Millenium)
December 31,
2013
Revenues	$10,466,736
Net Loss	$(26,615,595)

December 31,
2012
Revenues	$8,566,660
Net Loss	$(11,170,308)